Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	gf1_SupplementTextBlock

The Glenmede Fund, Inc.

Philadelphia International Small Cap Fund – Class I (GTISX)

Philadelphia International Small Cap Fund – Class I V (GPISX)

Supplement dated March 24, 2014 to the

Philadelphia International Small Cap Fund Prospectus dated February 28, 2014

Effective March 12, 2014, the Purchase Premium and Redemptions Fees (“Shareholder Fees”) have been eliminated and all references to said Shareholder Fees have been removed from the prospectus.

The “Fees and Expenses” table for the Philadelphia International Small Cap Fund on page 3 of the prospectus is hereby deleted in its entirety and replaced with the following:

			Class I	Class IV
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees			0.60%	0.60%
Other Expenses			0.98%	0.75%
	Class I	Class IV
Shareholder Service Fees	0.25%	0.02%
Other Operating Expenses	0.73%	0.73%

Total Annual Portfolio Operating Expenses			1.58%	1.35%
Fee Waivers and Expense Reimbursements[1]			0.25%	0.25%

Net Expenses			1.33%	1.10%

[1]	The Advisor has contractually agreed to waive all or a portion of its Management Fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Portfolio and the Advisor from time to time) to the extent the Portfolio’s total annual operating expenses exceed 1.33% of Class I’s average daily net assets and 1.10% of Class IV’s average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2015 and may discontinue this arrangement at any time thereafter.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$135	$474	$837	$1,857
Class IV	$112	$403	$715	$1,602

Philadelphia International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gf1_SupplementTextBlock

The Glenmede Fund, Inc.

Philadelphia International Small Cap Fund – Class I (GTISX)

Philadelphia International Small Cap Fund – Class I V (GPISX)

Supplement dated March 24, 2014 to the

Philadelphia International Small Cap Fund Prospectus dated February 28, 2014

Effective March 12, 2014, the Purchase Premium and Redemptions Fees (“Shareholder Fees”) have been eliminated and all references to said Shareholder Fees have been removed from the prospectus.

The “Fees and Expenses” table for the Philadelphia International Small Cap Fund on page 3 of the prospectus is hereby deleted in its entirety and replaced with the following:

			Class I	Class IV
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees			0.60%	0.60%
Other Expenses			0.98%	0.75%
	Class I	Class IV
Shareholder Service Fees	0.25%	0.02%
Other Operating Expenses	0.73%	0.73%

Total Annual Portfolio Operating Expenses			1.58%	1.35%
Fee Waivers and Expense Reimbursements[1]			0.25%	0.25%

Net Expenses			1.33%	1.10%

[1]	The Advisor has contractually agreed to waive all or a portion of its Management Fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Portfolio and the Advisor from time to time) to the extent the Portfolio’s total annual operating expenses exceed 1.33% of Class I’s average daily net assets and 1.10% of Class IV’s average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2015 and may discontinue this arrangement at any time thereafter.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$135	$474	$837	$1,857
Class IV	$112	$403	$715	$1,602

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2015 and may discontinue this arrangement at any time thereafter.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Philadelphia International Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.73%
Shareholder Service Fees	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	$ 135
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	837
10 Years	rr_ExpenseExampleYear10	1,857
Philadelphia International Small Cap Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.73%
Shareholder Service Fees	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	715
10 Years	rr_ExpenseExampleYear10	$ 1,602

[1]	The Advisor has contractually agreed to waive all or a portion of its Management Fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Portfolio and the Advisor from time to time) to the extent the Portfolio's total annual operating expenses exceed 1.33% of Class I's average daily net assets and 1.10% of Class IV's average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2015 and may discontinue this arrangement at any time thereafter.